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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 10549
Attention: Filing Desk

May 6, 1999

Re: Rule 497(j) Filings

Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments were filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS:
  * The Travelers Fund U for Variable Annuities prospectus and Statement of Additional Information (SAI)
  * The Travelers Fund ABD for Variable Annuities prospectuses and SAIs
    (not including Premier Advisers contract prospectus or SAI)
  * The Travelers Fund ABD II for Variable Annuities prospectuses and SAIs
    (not including Premier Advisers contract prospectus or SAI)
  * The Travelers Fund BD for Variable Annuities prospectus and SAI
  * The Travelers Fund BD II for Variable Annuities prospectus and SAI
  * The Travelers Fund BD III for Variable Annuities prospectus and SAI
  * The Travelers Fund BD IV for Variable Annuities prospectus and SAI
  * The Travelers Separate Account QP for Variable Annuities prospectus and SAI
  * The Travelers Separate Account PF prospectus and SAI
  * The Travelers Separate Account PF II for Variable Annuities prospectus and
    SAI
  * The Travelers Separate Account TM for Variable Annuities prospectus and SAI
  * The Travelers Separate Account TM II for Variable Annuities prospectus and
    SAI
  * The Travelers Separate Account Five for Variable Annuities prospectus and
    SAI
  * The Travelers Separate Account Six for Variable Annuities prospectus and
    SAI

Filed on Form N-1A under type 485BPOS:
  * Managed Assets Trust prospectus and SAI
  * Capital Appreciation Fund prospectus and SAI
  * Money Market Portfolio prospectus and SAI
  * High Yield Bond Trust prospectus and SAI
  * Travelers Series Trust prospectuses and SAIs

Filed on Form N-3 under type 485BPOS:
  * The Travelers Growth and Income Stock Account for Variable Annuities and The Travelers Quality Bond Account for Variable Annuities (Individual) prospectus and SAI
  * The Travelers Growth and Income Stock Account for Variable Annuities and The Travelers Quality Bond Account for Variable Annuities (Group) prospectus and SAI
  * The Travelers Growth and Income Stock Account for Variable Annuities prospectus and SAI (Group)

The following are contained in the Universal Annuity prospectus and SAIs:
  * The Travelers Timed Growth and Income Stock Account for Variable Annuities
  * The Travelers Money Market Account for Variable Annuities
  * The Travelers Timed Short-Term Bond Account for Variable Annuities
  * The Travelers Timed Aggressive Stock Account for Variable Annuities
  * The Travelers Timed Bond Account for Variable Annuities

Filed on Form S-2 under type POS AMI:
(Definitive materials previously filed under Rule 424)
  * The Travelers Registered Fixed Account
  * T-Mark
  * TTM (TIC)
  * TTM (TLAC)
  * The Travelers Retirement Account (TIC)
  * The Travelers Retirement Account (TLAC)

Filed on Form S-6 under type 485BPOS:
  * Fund UL (MarketLife and InVest -TIC)
  * Fund UL II (MarketLife - TLAC)
  * Separate Account One (VintageLife - TLAC)
  * Separate Account Three (VintageLife - TIC)
  * Separate Account Two (Portfolio Architect Life - TLAC)
  * Separate Account Four (Portfolio Architect Life - TIC)

Filed as pre-effective amendments on Form S-6:
  *Fund UL (Variable Surviorship Life - TIC)
  *Fund UL II (Variable Surviorship Life - TLAC)

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,

Kathleen A. McGah
Counsel
Travelers Life and Annuity Company
Hartford, CT